Deferred Income Tax and Income Tax Expense - Summary of deferred tax assets and liabilities that are not recognized (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible Temporary Differences For Which No Deferred Tax Asset and Liabiities Is Recognised	₩ 679,419	₩ 674,102
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	142,416	152,036
Investment in subsidiaries, associates, and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible Temporary Differences For Which No Deferred Tax Asset and Liabiities Is Recognised	583,890	610,351
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	132,848	141,664
Unused tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible Temporary Differences For Which No Deferred Tax Asset and Liabiities Is Recognised	28,115	31,257
Unused Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible Temporary Differences For Which No Deferred Tax Asset and Liabiities Is Recognised	2,654
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible Temporary Differences For Which No Deferred Tax Asset and Liabiities Is Recognised	64,760	32,494
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	₩ 9,568	₩ 10,372